Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Shanghai Huadi Industrial Ltd. (“Shanghai Huadi”)	An entity 51% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (“Huadi Material”)	An entity 100% owned by Yiyu Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”)	An entity controlled by Meiling Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Meiling Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

Schedule of Net Outstanding Balances with Related Parties

Net outstanding balances with related parties consisted of the following as of September 30, 2024 and 2023:

Accounts	Name of related parties	2024	2023
Accounts payable	Taizhou Huadi Industrial Ltd.	$-	$3,692,394
Advance to suppliers	Taizhou Huadi Material Technology Co.	692,485	-
Advance from customer	Taizhou Huadi Material Technology Co.	-	(385,605)
Advance from customer	Wenzhou Maituo International Trade Ltd.	-	(623,629)
Advance from customer	Huashang Micro Finance Co.	(5,650)	(6,462)
Due to related parties – noncurrent portion	Jueqin Wang	(308,908)	(317,680)